THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%

	Shares	Value
Brazil — 10.7%
B3 - Brasil Bolsa Balcao	412,400	$4,570,996
Banco do Brasil	1,307,700	16,920,415
Cia de Saneamento Basico do Estado de Sao Paulo	428,780	5,972,708
Cia de Saneamento do Parana	18,000	401,614
Cia Siderurgica Nacional	1,501,200	6,490,442
Construtora Tenda	9,400	62,094
Cyrela Brazil Realty Empreendimentos e Participacoes	81,664	522,122
Direcional Engenharia	27,800	91,566
EDP - Energias do Brasil	2,244,600	11,269,023
IRB Brasil Resseguros S	203,442	4,997,625
JBS	2,846,307	18,570,898
JHSF Participacoes	25,766	25,723
Nova Embrapar Participacoes* (A) (B)	854	—
Petrobras Distribuidora	1,490,910	10,286,179
Porto Seguro	345,400	4,714,423
Seara Alimentos* (A) (B)	911	1
Ser Educacional(C)	41,200	283,170
Sul America	855,329	9,399,688
TOTVS	80,000	1,018,565
Transmissora Alianca de Energia Eletrica	583,242	4,236,369
Vale	973,500	12,667,604
Vale ADR, Cl B	859,516	11,165,113
YDUQS Part	737,300	6,672,958

		130,339,296

Chile — 1.5%
Cia Cervecerias Unidas ADR	108,788	3,041,713
Enel Americas ADR	1,879,005	15,501,791

		18,543,504

China — 27.8%
58.com ADR*	75,981	4,283,809
Agile Group Holdings	3,384,592	4,391,825
Agricultural Bank of China, Cl H	26,342,000	10,707,229
Alibaba Group Holding ADR*	157,622	27,285,944
Anhui Conch Cement, Cl H	146,500	852,192
Anhui Hengyuan Coal Industry and Electricity Power, Cl A	368,280	294,217
Apeloa Pharmaceutical, Cl A	644,700	948,093
Autohome ADR*	138,985	11,813,725
Bank of China, Cl H	74,177,000	30,239,924
Baoshan Iron & Steel, Cl A	523,600	483,561
Beijing Capital Development, Cl A	570,254	638,858
Bluefocus Intelligent Communications Group, Cl A	1,137,683	851,657
Changyou.com ADR	28,959	228,487
China Communications Services, Cl H	3,116,900	2,182,227
China Construction Bank, Cl H	51,304,000	39,603,444
China Lilang	4,000	3,545
China Mobile	823,500	7,003,907
China National Chemical Engineering, Cl A	2,530,050	2,128,570
China Resources Cement Holdings	236,000	217,574

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
China Sports International* (A) (B)	670,000	$4,876
China Telecom, Cl H	44,170,000	19,819,223
China United Network Communications, Cl A	12,503,330	10,722,522
China Yuchai International	15,668	213,712
Chinese Universe Publishing and Media Group, Cl A	241,000	450,997
Chongqing Dima Industry, Cl A	3,067,784	1,717,386
Cinda Real Estate, Cl A	1,106,690	648,936
CNHTC Jinan Truck, Cl A	108,312	256,659
CNOOC	10,444,632	17,203,811
Country Garden Holdings	5,592,000	7,590,479
Ctrip.com International ADR*	81,262	3,167,593
Dashang, Cl A	229,044	905,215
Fujian Sunner Development, Cl A	88,100	356,282
Gansu Qilianshan Cement Group, Cl A	290,100	359,386
G-bits Network Technology Xiamen, Cl A	7,100	231,334
Gemdale Properties & Investment	1,694,000	202,277
Greenland Holdings Group, Cl A	8,418,023	8,478,517
Greenland Hong Kong Holdings	698,000	255,446
Hubei Kaile Science & Technology, Cl A*	179,600	492,114
Hunan Valin Steel, Cl A*	2,020,065	1,292,205
Industrial & Commercial Bank of China, Cl H	49,682,000	33,514,617
JD.com ADR*	15,747	470,993
LexinFintech Holdings ADR*	11,782	124,889
Logan Property Holdings	1,028,000	1,569,477
Longfor Group Holdings(C)	2,160,000	8,035,886
Lonking Holdings	535,000	139,890
Maanshan Iron & Steel, Cl H	2,028,227	774,200
Maoye Commericial, Cl A	1,255,739	865,879
NetEase ADR	63,978	14,767,402
NVC Lighting Holding	1,000	90
PetroChina, Cl H	29,032,000	15,383,714
Poly Property Group	1,999,124	741,079
Powerlong Real Estate Holdings	436,000	265,140
Qudian ADR*	224,447	2,051,446
RiseSun Real Estate Development, Cl A	1,576,798	1,997,315
Sailun Group, Cl A	463,500	243,008
Sany Heavy Industry, Cl A	6,406,710	13,109,484
SGIS Songshan, Cl A*	225,300	133,441
Shanghai Prime Machinery, Cl H	184,000	20,201
Shanghai Shimao, Cl A	1,481,556	846,170
Shanxi Lu’an Environmental Energy Development, Cl A	138,906	165,553
Shanxi Taigang Stainless Steel, Cl A	1,567,600	911,860
Shenzhen Gongjin Electronics, Cl A	147,800	213,543
Shimao Property Holdings	396,500	1,101,636
Shui On Land	2,627,000	562,909
Sinotruk Hong Kong	3,437,148	5,072,918
TCL Electronics Holdings	131,000	59,349
Tianneng Power International	1,793,612	1,439,320
Tingyi Cayman Islands Holding	688,000	1,029,421
TPV Technology	840,000	263,772

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
Vipshop Holdings ADR*	312,657	$2,376,193
Weichai Power, Cl H	4,757,000	7,363,267
Weiqiao Textile, Cl H	891,000	261,173
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	175,300	363,501
XCMG Construction Machinery, Cl A	1,690,900	1,192,766
Xinyu Iron & Steel, Cl A	2,515,800	1,704,930
Yuexiu Property	1,881,882	427,036
Yum China Holdings	7,823	355,946
Zhengzhou Yutong Bus, Cl A	40,280	75,650
Zhongsheng Group Holdings	79,500	222,301

		338,745,123

Colombia — 0.9%
Almacenes Exito	167,262	887,053
Banco de Bogota	1,718	38,173
Ecopetrol ADR	576,780	10,341,665
Grupo Aval Acciones y Valores ADR	16,755	125,830

		11,392,721

Egypt — 0.1%
Emaar Misr for Development SAE*	2,851,974	535,487
Global Telecom Holding SAE *	693,280	207,748

		743,235

Greece — 0.4%
Athens Water Supply & Sewage	15,112	137,961
Ellaktor*	5,291	12,710
Eurobank Ergasias*	824,316	798,260
Hellenic Petroleum	41,969	438,456
Hellenic Telecommunications Organization	67,498	928,061
JUMBO	17,593	343,601
Motor Oil Hellas Corinth Refineries	48,535	1,203,516
Piraeus Bank *	258,117	878,617

		4,741,182

Hong Kong — 2.4%
Asia Cement China Holdings	1,528,561	2,118,641
Bosideng International Holdings	802,000	277,890
China Aoyuan Group	187,000	252,021
China BlueChemical	800,000	220,023
China Evergrande Group	1,253,000	3,331,762
China Meidong Auto Holdings	108,000	79,605
China Overseas Grand Oceans Group	1,479,000	779,875
China Resources Land	180,000	777,032
China Unicom Hong Kong	80,000	78,093
Dah Chong Hong Holdings	143,000	45,574
Dongyue Group	606,000	328,567
HKC Holdings	39,000	25,058
Hopson Development Holdings	254,000	264,109
IGG	1,149,000	1,093,839
Kaisa Group Holdings	303,000	126,485
Lenovo Group	5,668,000	4,533,277

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)
Li Ning	1,242,000	$3,064,017
Maoye International Holdings	286,000	20,094
Pou Sheng International Holdings	192,000	53,474
Road King Infrastructure	191,128	394,401
Sinopec Engineering Group, Cl H	283,500	222,915
Sunac China Holdings	2,270,000	10,333,561
Times China Holdings	333,000	588,544
Uni-President China Holdings	306,000	362,968

		29,371,825

Hungary — 1.2%
OTP Bank Nyrt	352,863	14,694,033
Richter Gedeon Nyrt	6,983	122,893

		14,816,926

India — 4.6%
Balrampur Chini Mills	352,712	728,801
Bharat Electronics	436,365	652,633
Dalmia Bharat Sugar & Industries*	24,769	31,546
DCM Shriram	22,601	130,829
HCL Technologies	690,136	10,384,273
Hexaware Technologies	83,634	439,028
Hinduja Global Solutions	4,050	34,864
Hindustan Petroleum	677,579	2,620,750
Infosys	824,138	9,469,251
Infosys ADR	29,711	336,329
J Kumar Infraprojects	24,865	45,713
Manappuram Finance	231,719	383,223
NIIT Technologies	19,357	338,092
Nucleus Software Exports	12,776	54,451
Power Finance*	196,840	313,794
Reliance Capital	641,699	484,896
Sandur Manganese & Iron Ores	2,004	20,066
Sobha	11,695	92,899
Sonata Software	20,072	93,693
Tata Consultancy Services	827,863	26,560,888
Tech Mahindra	303,929	2,810,352
Wpil	1,565	16,744

		56,043,115

Indonesia — 0.8%
Adaro Energy	4,661,100	421,876
Alam Sutera Realty*	2,892,200	68,635
Bank Negara Indonesia Persero	9,267,400	5,587,257
Ciputra Development	1,416,200	124,735
Lippo Cikarang*	852,390	101,143
Media Nusantara Citra	1,327,300	129,989
Pakuwon Jati	2,507,900	131,576
Panin Financial*	3,574,700	89,377
Perusahaan Gas Negara	3,140,000	458,567
Ramayana Lestari Sentosa	2,129,400	204,559

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Indonesia — (continued)
United Tractors	1,295,500	$2,299,527

		9,617,241

Luxembourg — 0.8%
Ternium ADR	476,492	10,068,276

Malaysia — 1.0%
Aeon M	107,700	45,116
AFFIN Bank	47,600	23,301
AMMB Holdings	663,900	679,209
Bermaz Auto	1,619,054	1,001,176
Dayang Enterprise Holdings*	1,114,300	387,909
DRB-Hicom	93,540	60,020
Frontken	247,800	93,117
Genting	213,861	355,757
Hong Leong Financial Group	88,800	386,937
IOI Properties Group	431,800	131,607
KSL Holdings*	537,800	108,747
Lingkaran Trans Kota Holdings	61,400	68,364
Malaysia Airports Holdings	326,796	662,256
Malaysian Pacific Industries	12,569	27,771
MBM Resources	251,300	201,181
MMC	800	214
Naim Holdings*	97,155	20,821
Petron Malaysia Refining & Marketing	18,961	27,504
RHB Bank	102,600	136,839
Telekom Malaysia	576,400	570,282
Tenaga Nasional	2,071,901	6,915,845

		11,903,973

Mexico — 1.0%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander	181,526	258,122
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander ADR	278,292	1,975,873
Bio Pappel*	13,442	18,167
Cia Minera Autlan	82,156	39,827
Credito Real	47,840	54,745
El Puerto de Liverpool	27,232	132,424
Fomento Economico Mexicano ADR	2,877	260,944
Gentera	373,084	306,430
Grupo Famsa, Cl A*	1,939	568
Grupo Financiero Banorte, Cl O	1,641,488	8,211,830
Grupo Financiero Inbursa, Cl O	551,067	674,896
Macquarie Mexico Real Estate Management‡ (C)	67,318	76,403
Prologis Property Mexico‡	19,208	38,589
Qualitas Controladora	41,195	128,355

		12,177,173

Peru — 0.2%
Southern Copper	75,491	2,701,823

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Philippines — 0.0%
Globe Telecom	2,490	$105,105
Megaworld	1,085,500	130,531
SSI Group	362,992	22,873

		258,509

Poland — 2.7%
11 bit studios*	261	28,036
Asseco Poland	39,053	552,337
Bank Millennium*	323,739	630,464
CD Projekt	49,223	2,922,102
Cyfrowy Polsat	66,996	518,368
Enea*	223,628	475,966
Energa	184,060	348,156
Jastrzebska Spolka Weglowa*	70,005	705,562
LiveChat Software	7,361	62,822
LPP	1,240	2,509,785
PGE Polska Grupa Energetyczna*	215,599	493,993
PKP Cargo	5,193	45,258
PlayWay	1,863	87,622
Polski Koncern Naftowy ORLEN	604,294	15,161,351
Polskie Gornictwo Naftowe i Gazownictwo	1,332,165	1,933,554
Powszechna Kasa Oszczednosci Bank Polski	545,773	5,749,391
Powszechny Zaklad Ubezpieczen	63,690	686,171

		32,910,938

Qatar — 0.1%
Al Khalij Commercial Bank PQSC	98,630	31,568
United Development QSC	2,133,260	813,707

		845,275

Russia — 4.3%
Globaltrans Investment GDR	104,607	921,395
LSR Group PJSC GDR	89,361	226,149
Magnitogorsk Iron & Steel Works PJSC GDR	86,624	754,470
MMC Norilsk Nickel PJSC ADR	567,933	13,087,306
Novolipetsk Steel PJSC GDR	267,573	6,305,608
QIWI ADR	80,072	1,759,182
Sberbank of Russia PJSC ADR	1,290,672	19,217,033
Severstal PJSC GDR	175,860	2,833,277
Sistema GDR	2,542	9,775
Tatneft PJSC ADR	81,956	5,709,116
VEON ADR	317,346	993,293

		51,816,604

South Africa — 4.1%
African Rainbow Minerals	64,833	803,951
Alexander Forbes Group Holdings	3,095	1,224
Allied Electronics, Cl A	33,728	65,639
Alviva Holdings	11,326	12,750
Anglo American Platinum	6,990	416,031
Assore	6,422	156,785
Astral Foods	38,996	448,007
Clover Industries	26,475	42,566

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value
South Africa — (continued)
FirstRand	3,554,533	$15,199,640
Harmony Gold Mining ADR*	131,605	321,116
Kumba Iron Ore	226,385	7,480,667
Lewis Group	21,364	48,406
Liberty Holdings	4,097	30,966
MiX Telematics ADR	19,673	294,308
Momentum Metropolitan Holdings	3,272,219	3,871,002
Motus Holdings	300,765	1,539,009
Peregrine Holdings	18,277	23,615
Standard Bank Group	1,084,151	13,517,170
Super Group*	210,481	432,736
Telkom	842,889	5,022,888

		49,728,476

South Korea — 16.5%
AfreecaTV	2,342	114,566
Cheil Worldwide	52,245	1,193,352
CJ Corp	64,340	5,060,203
CJ Hello	70,414	355,422
Daelim Industrial	13,087	1,166,349
Danawa	14,683	272,824
Deutsch Motors*	150,441	1,132,643
Dongyang E&P	15,443	148,766
Douzone Bizon	2,021	108,890
Echo Marketing	1,035	23,966
F&F	6,309	369,350
Fila Korea	33,955	1,927,782
GOLFZON	615	36,918
Gravity ADR	6,773	273,968
GS Engineering & Construction	36,476	1,041,952
GS Home Shopping	745	105,264
Hana Financial Group	574,585	16,886,543
Handsome	2,901	90,857
Hansae	5,575	88,739
Hanwha	259,108	5,197,039
Hite Holdings	5,440	48,970
Hyundai Glovis	1,309	169,915
Hyundai Home Shopping Network	443	34,957
Hyundai Hy Communications & Network	6,784	20,506
Hyundai Mobis	3,504	711,521
Industrial Bank of Korea	7,076	78,538
Innocean Worldwide	7,068	399,938
Interpark	43,683	203,277
Interpark Holdings	72,238	133,520
JB Financial Group	94,135	438,287
Kginicis	7,049	73,618
Kia Motors	472,942	17,444,523
KIWOOM Securities	10,211	627,177
Korea Investment Holdings	2,592	162,131
KT	413,816	9,685,263
LG Display	479,317	5,845,119

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
LG Electronics	230,997	$12,693,915
LG Uplus	442,182	4,853,708
Lotte Data Communication	1,973	69,730
LOTTE Himart	16,244	503,641
Mcnex	19,649	346,567
Meritz Securities	90,052	384,841
Neowiz*	19,474	210,654
NHN*	26,216	1,381,234
Partron	28,858	350,692
POSCO	16,588	3,145,631
Samsung Electronics	1,882,715	71,611,100
Samsung SDS	5,439	955,368
Samsung Securities	7,064	217,690
Seohan	29,487	33,630
Seoul Semiconductor	1,806	24,510
SK Hynix	389,231	25,078,758
SK Telecom	33,902	7,109,922
Youngone	17,015	484,000

		201,128,244

Taiwan — 7.4%
Acer	1,495,000	907,578
ACES Electronic	35,000	25,053
Arcadyan Technology	274,000	949,358
Asia Tech Image	54,000	76,583
AU Optronics	10,130,000	2,679,747
Avalue Technology	24,000	47,081
Cathay Real Estate Development	146,000	102,413
Chenbro Micom	97,000	199,701
Chong Hong Construction	320,000	920,632
Coretronic	203,000	262,517
Darfon Electronics	296,444	396,846
D-Link	579,000	245,503
Elan Microelectronics	389,500	999,399
Eson Precision Industries	68,000	86,268
Eva Airways	60,694	28,492
Everlight Electronics	119,000	114,857
Farglory Land Development	104,000	127,375
Feng TAY Enterprise	119,900	798,966
Fubon Financial Holding	2,968,520	4,114,330
Gamania Digital Entertainment	133,000	289,573
Grand Ocean Retail Group	92,000	100,313
Hon Hai Precision Industry	3,601,648	9,077,728
Innolux	24,280,640	5,631,649
International Games System	44,000	437,805
Inventec	1,499,000	1,119,922
Jinli Group Holdings	45,000	21,186
King Yuan Electronics	135,000	140,823
Lanner Electronics	459,000	1,156,393
Lian HWA Food	39,000	58,127
Lite-On Technology	988,061	1,400,924

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Macronix International	486,182	$488,952
MediaTek	600,000	6,039,802
Novatek Microelectronics	509,000	2,707,365
Pan-International Industrial	219,000	177,671
Pegatron	2,540,343	4,139,578
Phison Electronics	60,000	589,321
Pou Chen	412,000	507,927
Radiant Opto-Electronics	534,000	2,109,958
Radium Life Tech	257,000	114,459
Realtek Semiconductor	380,000	2,545,710
Shin Zu Shing	124,000	501,060
Simplo Technology	277,000	2,161,447
Sino-American Silicon Products	1,711,000	4,691,201
Sitronix Technology	57,000	248,673
Star Comgistic Capital	342,000	130,107
Taiwan Business Bank	2,485,000	1,068,782
Taiwan High Speed Rail	130,000	173,693
Taiwan PCB Techvest	188,000	245,815
Taiwan Surface Mounting Technology	981,829	2,425,455
Topkey	27,000	149,109
Unimicron Technology	3,418,000	4,166,973
United Microelectronics	28,366,000	12,527,068
Winbond Electronics	2,380,625	1,465,217
Wistron	1,298,000	969,219
Yea Shin International Development	79,341	43,561
Yuanta Financial Holding	6,797,000	3,813,351
Zhen Ding Technology Holding	830,000	3,036,147

		89,754,763

Thailand — 2.6%
Bangchak NVDR	209,600	205,905
Diamond Building Products NVDR	134,500	26,461
Krung Thai Bank	713,100	453,530
Major Cineplex Group NVDR	383,100	363,421
Pruksa Holding NVDR	175,800	125,791
PTT NVDR	12,908,242	19,764,639
PTT Exploration & Production NVDR	994,600	4,370,113
Supalai NVDR	728,181	520,076
Thai Oil NVDR	1,214,700	2,717,022
Thanachart Capital	843,000	1,614,763
Thanachart Capital NVDR	854,350	1,637,430

		31,799,151

Turkey — 5.8%
Akbank T.A.S	3,101,557	4,184,156
Anadolu Cam Sanayii	100,262	51,402
Arcelik	151,302	473,454
Dogus Otomotiv Servis ve Ticaret	98,238	88,367
Enka Insaat ve Sanayi	44,123	48,211
Eregli Demir ve Celik Fabrikalari	5,968,176	7,941,809
Ford Otomotiv Sanayi	23,600	258,197

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Turkey — (continued)
Haci Omer Sabanci Holding	4,854,010	$8,556,067
KOC Holding	1,161,591	3,880,009
Pegasus Hava Tasimaciligi*	86,863	740,909
Selcuk Ecza Deposu Ticaret ve Sanayi A.S	21,705	18,039
TAV Havalimanlari Holding	101,778	458,733
Tekfen Holding	26,121	110,317
Torunlar Gayrimenkul Yatirim Ortakligi‡	317,541	109,945
Trakya Cam Sanayii	480,491	238,474
Turk Sise ve Cam Fabrikalari	6,201,675	5,483,628
Turkiye Garanti Bankasi, Cl C*	7,820,638	13,743,740
Turkiye Halk Bankasi	2,251,481	2,420,225
Turkiye Is Bankasi, Cl C	8,762,624	9,767,837
Turkiye Vakiflar Bankasi TAO, Cl D	10,074,057	9,160,033
Ulker Biskuvi Sanayi	58,193	193,607
Vestel Beyaz Esya Sanayi ve Ticaret	63,656	174,242
Vestel Elektronik Sanayi ve Ticaret*	47,332	79,919
Yapi ve Kredi Bankasi *	4,727,454	2,303,697

		70,485,017

United Arab Emirates — 0.1%
Abu Dhabi Islamic Bank PJSC	402,705	546,277
Aldar Properties PJSC	504,019	317,014
Arabtec Holding PJSC	132,659	63,808
Emaar Properties PJSC	475,205	713,647
Emirates NBD PJSC	17,670	57,246
National Bank of Ras Al-Khaimah PSC	9,000	11,272

		1,709,264

United States — 0.1%
Central European Media Enterprises, Cl A*	7,389	34,728
Cosan, Cl A *	61,137	896,880

		931,608

TOTAL COMMON STOCK (Cost $1,066,546,364)		1,182,573,262

PREFERRED STOCK(D) — 1.3%

	Shares	Value

Brazil — 1.3%
Banco do Estado do Rio Grande do Sul	117,500	727,226
Cia de Transmissao de Energia Eletrica Paulista	12,836	81,496
Cia Energetica de Minas Gerais	561,900	2,081,902
Cia Ferro Ligas da Bahia - FERBASA	7,842	45,926
Cia Paranaense de Energia, Cl B	25,600	331,643
Noxville Investimentos* (A) (B)	455	—
Petroleo Brasileiro	1,745,400	12,009,958

		15,278,151

Colombia — 0.0%
Grupo Aval Acciones y Valores	192,164	73,505

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

PREFERRED STOCK(D) — continued

	Shares	Value

South Korea — 0.0%
CJ Corp * (A) (B)	11,102	$358,916

TOTAL PREFERRED STOCK (Cost $13,927,230)		15,710,572

WARRANTS — 0.0%

	Number of Warrants	Value

Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	—

TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS— 98.4% (Cost $1,080,473,594)		$1,198,283,834

Percentages are based on Net Assets of $1,217,345,839.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2019, was $363,793 and represented 0.0% of net assets.

(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(D)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QSC — Qatari Shareholding Company

The summary of inputs used to value the Portfolio’s net assets as of July 31, 2019 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$130,339,295	$—	$1^	$130,339,296
Chile	18,543,504	—	—	18,543,504
China	67,742,533	270,997,714	4,876	338,745,123
Colombia	11,392,721	—	—	11,392,721
Egypt	—	743,235	—	743,235
Greece	1,203,516	3,537,666	—	4,741,182
Hong Kong	20,094	29,351,731	—	29,371,825
Hungary	122,893	14,694,033	—	14,816,926
India	336,329	55,706,786	—	56,043,115
Indonesia	—	9,617,241	—	9,617,241
Luxembourg	10,068,276	—	—	10,068,276
Malaysia	23,301	11,880,672	—	11,903,973
Mexico	12,177,173	—	—	12,177,173
Peru	2,701,823	—	—	2,701,823
Philippines	105,105	153,404	—	258,509
Poland	2,509,785	30,401,153	—	32,910,938
Qatar	—	845,275	—	845,275
Russia	2,752,475	49,064,129	—	51,816,604
South Africa	663,830	49,064,646	—	49,728,476

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2019
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3†	Total
South Korea	$322,938	$200,805,306	$—	$201,128,244
Taiwan	123,664	89,631,099	—	89,754,763
Thailand	—	31,799,151	—	31,799,151
Turkey	—	70,485,017	—	70,485,017
United Arab Emirates	57,246	1,652,018	—	1,709,264
United States	931,608	—	—	931,608

Total Common Stock	262,138,109	920,430,276	4,877	1,182,573,262
Preferred Stock
Brazil	15,278,151	—	—^	15,278,151
Colombia	73,505	—	—	73,505
South Korea	—	—	358,916	358,916

Total Preferred Stock	15,351,656	—	358,916	15,710,572
Warrants	—	—^	—	—

Total Investments in Securities	$277,489,765	$920,430,276	$363,793	$1,198,283,834

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Represents securities in which the fair value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. For the period ended July 31, 2019, securities with a total market value of $920,430,276 were transferred from Level 1 to Level 2. All other transfers were considered to have occurred as of the end of the period.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-2500